CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (21,631)	$ (6,321,195)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account		(42,207)
Changes in operating assets and liabilities:
Prepaid expenses		(383,761)
Accrued expenses		4,362,316
Net cash used in operating activities	(21,631)	(2,384,847)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(414,000,000)
Net cash used in investing activities		(414,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	0	25,000
Proceeds from sale of Units, net of underwriting discounts paid		406,800,000
Proceeds from sale of Private Placement Warrants		9,200,000
Repayment of advances from related parties		(21,631)
Proceeds from promissory note - related party	21,631	1,438,497
Repayment of promissory note - related party		(300,000)
Payment of offering costs		(506,558)
Net cash provided by financing activities	21,631	416,635,308
Net Change in Cash	0	250,461
Cash - Beginning	0	0
Cash - Ending	$ 0	250,461
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to possible redemption		396,006,810
Change in value of ordinary shares subject to possible redemption		(6,321,196)
Deferred underwriting fee		14,490,000
Offering costs included in accrued offering costs		$ 264,285